INCOME TAXES - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAXES
Income before income tax benefit	¥ 7,022,709	$ 1,102,014	¥ 4,081,745	¥ 2,967,287
Statutory tax rate in the PRC	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 1,755,677		¥ 1,020,436	¥ 741,822
Effect of different tax rate of subsidiary operation in other jurisdiction	11,708		3,728	3,875
Effect of non-deductible expenses	64,841		75,881	63,070
Effect of preferential tax rate and tax exemption	(487,655)		(452,033)	(202,095)
Effect of enacted tax rate change of deferred tax assets/liabilities	1,125		248	(95,048)
Effect of research and development super-deduction	(106,515)		(69,802)	(47,846)
Effect of valuation allowance movement of deferred tax assets	19,015		7,578	2,205
Income tax expense	¥ 1,258,196	$ 197,438	¥ 586,036	¥ 465,983